Share-based payments	12 Months Ended
Dec. 31, 2018
Share-based payments
Share-based payments

37.        Share-based payments

Stock incentive plans

The Company’s stock incentive plans allow the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Group.

Stock option plan

The options are granted at the fair market value of the Company’s ordinary shares and expire 10 years from the date of grant and vest over a requisite service period of four years.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the share options were granted.

Restricted share units (“RSUs”)

The Company adopted the Equity Incentive Plan (“EIP”) whereby the Company provided additional incentives to the Group’s employees, directors and external consultants through the issuance of restricted shares, RSUs and stock appreciation rights to the participants at the discretion of the Board of Directors. The RSUs vest over a requisite service period of 4 years and expire 10 years from the date of grant.

The fair value of each RSU granted is estimated on the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the instruments were granted.

Share option plan for subsidiaries (“Subsidiary Plan”)

The options granted under the Subsidiary Plan shall entitle a participant of the Subsidiary Plan to purchase a specified number of subsidiary shares during a specified period at the price fixed by the relevant subsidiary committee at the time of grant or by a method specified by the relevant subsidiary committee at the time of grant and expire 10 years from the date of grant. The options vest over a requisite service period of four years.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the share options were granted.

The expense recognized for employee services received during the year is shown in the following table:

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Expense arising from equity-settled share-based payment transactions	11,661	18,214	14,210

Movements during the year

(i)

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the year (excluding Restricted Share Units (“RSUs”) and share option plan for subsidiaries (“Subsidiary Plan”):

	2018	2018		2017	2017		2016	2016
	Number	WAEP		Number	WAEP		Number*	WAEP*
Outstanding at January 1	52,881,278	US$	0.83	72,482,764	US$	0.82	100,295,578	US$	0.82
Granted during the period	19,344,334	US$	1.33	6,071,477	US$	1.14	2,076,652	US$	0.92
Forfeited and expired during the period	(8,879,102)	US$	1.13	(3,842,461)	US$	1.33	(6,430,431)	US$	1.16
Exercised during the period	(11,738,316)	US$	0.68	(21,830,502)	US$	0.78	(23,459,035)	US$	0.75
Outstanding at December 31	51,608,194	US$	1.00	52,881,278	US$	0.83	72,482,764	US$	0.82
Exercisable at December 31	25,796,944	US$	0.79	39,511,002	US$	0.78	50,708,535	US$	0.77

As at December 31, 2018, the 25,796,944 outstanding share options were exercisable (December 31, 2017:  39,511,002 and December 31 2016:  50,708,535*).

The weighted average remaining contractual life for the share options outstanding as at December 31, 2018 was 5.66 years (2017:  5.21 years and 2016:  5.29 years).

The range of exercise prices for options outstanding at the end of the year was from US$0.34 to US$1.34 (2017: from US$0.23 to US$1.38 and 2016: from US$0.23* to US$1.48*).

The weighted average closing price of the Company’s shares immediately before the dates while the share options were exercised was US$1.12 (2017:  US$1.44 and 2016:  US$1.24*).

During the year ended December 31, 2018, share options were granted on May 23, 2018,  September 13, 2018 and November 19, 2018. The fair values of the options determined at the dates of grant using the Black-Scholes Option Pricing model were US$0.50,  US$0.73 and US$0.38, respectively.

During the year ended December 31, 2017, share options were granted on April 5, 2017, May 22, 2017 and September 7, 2017. The fair values of the options determined at the dates of grant using the Black-Scholes Option Pricing model were US$0.56, US$0.42 and US$0.40, respectively.

During the year ended December 31, 2016, share options were granted on May 25, 2016, September 12, 2016 and November 18, 2016. The fair values of the options determined at the dates of grant using the Black-Scholes Option Pricing model were US$0.36*,  US$0.42* and US$0.52*, respectively.

The following table list the inputs to the Black-Scholes Option Pricing models used for the option granted during the years ended December 31, 2018, 2017 and 2016, respectively:

	2018	2017	2016
Dividend yield (%)	—	—	—
Expected volatility	40.16%	42.80%	44.80%
Risk-free interest rate	2.84%	1.84%	1.39%
Expected life of share options	5 years	6 years	6 years

The risk-free rate for periods within the contractual life of the option is based on the yield of the US Treasury Bond. The expected term of options granted represents the period of time that options granted are expected to be outstanding. Expected volatilities are based on the average volatility of the Company’s stock prices with the time period commensurate with the expected term of the options. The dividend yield is based on the Company’s intended future dividend plan.

The valuation of the options are based on the best estimates from Company by taking into account a number of assumptions and is subject to limitation of the valuation model. Changes in variables and assumptions may affect the fair value of these options.

*

The number, price and fair value of share options for 2016 have been adjusted to reflect the impact of the share consolidation, on the basis that every ten ordinary shares and preferred shares of US$0.0004 each consolidated into one ordinary share and preferred share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016.

(ii)	The following table illustrates the number and weighted average fair value (“WAFV”) of, and movements in, RSUs during the year (excluding stock option plan and Subsidiary Plan):

	2018	2018		2017	2017		2016	2016
	Number	WAFV		Number	WAFV		Number*	WAFV*
Outstanding at January 1	28,701,097	US$	1.05	26,489,152	US$	0.98	30,451,268	US$	0.99
Granted during the period	8,068,466	US$	1.27	14,055,477	US$	1.11	8,738,247	US$	0.86
Forfeited during the period	(4,582,729)	US$	1.07	(950,412)	US$	1.04	(1,124,847)	US$	0.98
Exercised during the period	(12,333,620)	US$	1.03	(10,893,120)	US$	0.97	(11,575,516)	US$	0.91
Outstanding at December 31	19,853,214	US$	1.12	28,701,097	US$	1.05	26,489,152	US$	0.98

As at December 31, 2018, the number of outstanding RSUs granted 19,853,214 (December 31, 2017:  28,701,097 and December 31, 2016:  26,489,152*).

The weighted average remaining contractual life for the RSUs outstanding as at December 31, 2018 was 8.29 years (2017:  8.51 years and 2016:  8.37 years).

The weighted average closing price of the Company’s shares immediately before the dates on which the RSUs were exercised was US$1.33 (2017:  US$1.29 and 2016:  US$0.83*).

During the year ended December 31, 2018, RSUs were granted on May 23, 2018, September 13, 2018 and November 19, 2018. The fair values of the RSUs determined at the dates of grant using the Black-Scholes Option Pricing model were US$1.30,  US$1.09 and US$0.87, respectively.

During the year ended December 31, 2017, RSUs were granted on April 5, 2017, May 22, 2017, September 7, 2017 and December 7, 2017. The fair values of the RSUs determined at the dates of grant using the Black-Scholes Option Pricing model were US$1.24,  US$1.09 US$1.01,and US$1.31, respectively.

During the year ended December 31, 2016, RSUs were granted on May 25, 2016, September 12, 2016 and November 18, 2016. The fair values of the RSUs determined at the dates of grant using the Black-Scholes Option Pricing model were US$0.82*,  US$1.11* and US$1.39*, respectively.

The following table list the inputs to the models used for the plans for the years ended December 31, 2018, 2017 and 2016, respectively:

	2018	2017	2016
Dividend yield (%)	—	—	—
Expected volatility	39.77%	39.45%	39.66%
Risk-free interest rate	2.54%	1.24%	0.9%
Expected life of share options	2 years	2 years	2 years

The risk-free rate for periods within the contractual life of the RSUs is based on the yield of the US Treasury Bond. The expected term of RSUs granted represents the period of time that RSUs granted are expected to be outstanding. Expected volatilities are based on the average volatility of the Company’s stock prices with the time period commensurate with the expected term of the RSUs. The dividend yield is based on the Company’s intended future dividend plan.

The valuation of the RSUs is based on the best estimates from Company by taking into account a number of assumptions and is subject to limitation of the valuation model. Changes in variables and assumptions may affect the fair value of these RSUs.

*

The number and fair value of RSUs for 2016 have been adjusted to reflect the impact of the share consolidation, on the basis that every ten ordinary shares and preferred shares of US$0.0004 each consolidated into one ordinary share and preferred share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016.

(iii)

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options of the Subsidiary Plan during the year (excluding stock option plan and RSUs):

	2018	2018		2017	2017		2016	2016
	Number	WAEP		Number	WAEP		Number	WAEP
Outstanding at January 1	14,918,802	US$	0.20	14,598,750	US$	0.19	7,000,000	US$	0.06
Granted during the year	7,349,500	US$	0.36	1,598,750	US$	0.31	7,698,750	US$	0.31
Forfeited and expired during the period	(2,029,167)	US$	0.29	(934,948)	US$	0.05	(100,000)	US$	0.05
Exercised during the year	(192,500)	US$	0.36	(343,750)	US$	0.25	—		—
Outstanding at December 31	20,046,635	US$	0.25	14,918,802	US$	0.20	14,598,750	US$	0.19
Exercisable at December 31	10,333,724	US$	0.17	7,079,401	US$	0.15	3,297,135	US$	0.07

The weighted average remaining contractual life for the share options outstanding as at December 31, 2018 was 7.9 years (2017:  8.3 years and 2016:  9.2 years).

The range of exercise prices for options outstanding at the end of the year was from US$0.05 to US$0.36 (2017: from US$0.05 to US$0.31 and 2016: from US$0.05 to US$0.31).

During the year ended December 31, 2018, share options of the Subsidiary Plan were granted on May 13, 2018. The fair values of the options of the Subsidiary Plan determined at the dates of grant using the Black-Scholes Option Pricing model was US$0.19.

During the year ended December 31, 2017, share options of the Subsidiary Plan were granted on August 9, 2017. The fair values of the options of the Subsidiary Plan determined at the dates of grant using the Black-Scholes Option Pricing model were US$0.11.

During the year ended December 31, 2016, share options of the Subsidiary Plan were granted on December 27, 2016. The fair values of the options of the Subsidiary Plan determined at the dates of grant using the Black-Scholes Option Pricing model were US$0.14.

The following table list the inputs to the Black-Scholes Option Pricing models used for the option of the Subsidiary Plan granted during the years ended December 31, 2018:

	2018	2017	2016
Dividend yield (%)	—	—	—
Expected volatility	53.0%	32.0%	41.5%
Risk-free interest rate	2.70%	1.90%	2.10%
Expected life of share options	6 years	6 years	3 years

The risk-free rate for periods within the contractual life of the option of the Subsidiary Plan is based on the yield of the US Treasury Bond. The expected term of options of the Subsidiary Plan granted represents the period of time that options of the Subsidiary Plan granted are expected to be outstanding. Expected volatilities are based on the average volatility of the relevant subsidiary’s set of public comparables with the time period commensurate with the expected term of the options. The dividend yield is based on the relevant subsidiary’s intended future dividend plan.

The valuation of the options of the Subsidiary Plan are based on the best estimates from the relevant subsidiary by taking into account a number of assumptions and is subject to limitation of the valuation model. Changes in variables and assumptions may affect the fair value of these options.